Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Apr. 30, 2024	Jan. 31, 2024		Oct. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,859
Gains/(losses) recorded in income		49
Gains/(losses) recorded in OCI		(103)
Purchases/ Issuances		60
Sales/ Settlements		(57)
Transfers into/out of Level 3		(7)
Fair value, ending balance		1,801	$ 1,859
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	49
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		22
Gains/(losses) recorded in income		(10)
Purchases/ Issuances		1
Sales/ Settlements		1
Transfers into/out of Level 3		(14)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(10)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance					$ (1)
Sales/ Settlements					1
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		5	20		1
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		1	2		1
Sales/ Settlements		(1)	(14)
Transfers into/out of Level 3		8	(3)		18
Fair value, ending balance		12	5		20
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		5
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		1
Sales/ Settlements		(1)
Fair value, ending balance		4	5
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3		8
Fair value, ending balance		8
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,832	1,749		1,807
Gains/(losses) recorded in income		60	1	[2]	(11)	[2]
Gains/(losses) recorded in OCI		(103)	78		3
Purchases/ Issuances		58	73		84
Sales/ Settlements		(57)	(74)		(29)
Transfers into/out of Level 3		(1)	5		(105)
Fair value, ending balance		1,789	1,832		1,749
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	60
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		41
Gains/(losses) recorded in income		(4)
Gains/(losses) recorded in OCI		(2)
Purchases/ Issuances		7
Fair value, ending balance		42	41
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(4)
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,791
Gains/(losses) recorded in income		64
Gains/(losses) recorded in OCI		(101)
Purchases/ Issuances		51
Sales/ Settlements		(57)
Transfers into/out of Level 3		(1)
Fair value, ending balance		1,747	1,791
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	64
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Transfers into/out of Level 3		(6)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		24
Gains/(losses) recorded in income		(3)
Purchases/ Issuances		1
Transfers into/out of Level 3		(8)
Fair value, ending balance		14	24
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(3)
Derivative financial assets [member] | Credit contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Fair value, ending balance		2	2
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		9
Gains/(losses) recorded in income		(3)
Fair value, ending balance		6	9
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(3)
Derivative financial assets [member] | Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		22	15		18
Gains/(losses) recorded in income	[2]		(1)		(6)
Purchases/ Issuances			4		2
Sales/ Settlements			(2)
Transfers into/out of Level 3			6		1
Fair value, ending balance			22		$ 15
Interest rate contracts [member] | Derivative financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6
Fair value, ending balance			6
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Gains/(losses) recorded in income		(1)
Fair value, ending balance		(12)	(12)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(1)
Equity contracts [member] | Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Sales/ Settlements		1
Credit contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Fair value, ending balance		(1)	(1)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(6)
Fair value, ending balance		(9)	$ (6)
Commodity Contracts [member] | Derivative financial liabilities [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		(3)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	$ (3)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.